SEWARD & KISSEL LLP

One Battery Park Plaza

New York, New York 10004

Telephone: (212) 574-1598

Facsimile: (212) 480-8421

riemer@sewkis.com

January 29, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc. (the “Company”)
File Nos.: 333-88517 and 811-09607

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), filed herewith, on behalf of the Company, is Post-Effective Amendment No. 27 under the 1933 Act and Amendment No. 29 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the Company’s Registration Statement (the “Amendment”) for the purpose of amending certain information concerning The Fairholme Focused Income Fund, a series of the Company. The Amendment is marked in accordance with Rule 310 of Regulation S-T to show changes from Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 27 under the 1940 Act to the Company’s Registration Statement.

Please direct any comments or questions to Paul M. Miller at 202.661.7155, or the undersigned at 212.574.1598.

Sincerely,

/s/ Keri E. Riemer

Keri E. Riemer